Share-Based Compensation - Summary of Stock Options (Details) - Restricted Stock shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Stock Units
Outstanding (in shares)	8,343
Granted (in shares)	1,618
Vested (in shares)	(3,517)
Forfeited (in shares)	(1,261)
Outstanding (in shares)	5,183
Vested and expected to vest (in shares)	3,972
Weighted Average Contractual Term
Outstanding	2 years 6 months 25 days
Vested and expected to vest	2 years 3 months 3 days
Aggregate Intrinsic Value
Outstanding | $	$ 175,199
Vested and expected to vest | $	$ 134,254